Leases (Tables)	12 Months Ended
Apr. 30, 2022
Presentation of leases for lessee [abstract]
Schedule of Future Minimum Lease Payments Related to Equipment under Finance Lease and Office Lease Obligation	The following is a schedule of the Company’s future minimum lease payments related to the equipment and automobiles under finance lease and the office lease obligation:

(in thousands)	$
2023	954
2024	345
2025	11

Total minimum lease payments	1,310
Less: imputed interest	(76)

Total present value of minimum lease payments	1,234
Less: Current portion	(890)

Non-current portion	344

Schedule of changes in the Value of the Right-of-Use Assets
The changes in the value of the
right-of-use
assets during year ended April 30, 2022 and 2021 are as follows:

(in thousands)	Building $	Automobile $	Lab Equipment $	Total $
Cost:
Balance, April 30, 2020	2,384	50	—	2,434
Additions	582	45	623	1,250
Lease modification	(188)	—	—	(188)
Foreign exchange	(48)	(1)	—	(49)

Balance, April 30, 2021	2,730	94	623	3,447
Additions	311	1	—	312
Lease modification	(22)	—	—	(22)
Asset impairment	(369)	—	—	(369)
Foreign exchange	(133)	(8)	28	(113)

Balance, April 30, 2022	2,517	87	651	3,255

Accumulated Depreciation:
Balance, April 30, 2020	700	7	—	707
Depreciation	711	21	234	966
Lease modification	(42)	—	—	(42)
Foreign exchange	(35)	(1)	(14)	(50)

Balance, April 30, 2021	1,334	27	220	1,581
Depreciation	698	23	224	945
Asset impairment	(196)	—	—	(196)
Foreign exchange	(100)	(4)	16	(88)

Balance, April 30, 2022	1,736	46	460	2,242

Net Book Value:
April 30, 2021	1,396	67	403	1,866
April 30, 2022	781	41	191	1,013
Lease payments not recognized as a liability
The Company has elected not to recognize a lease liability for leases with an expected term of 12 months or less. Additionally, certain variable lease payments are not permitted to be recognized as lease liabilities and are recognized in profit and loss as incurred. The expense relating to payments not included in the measurement of the lease liability during the years ended April 30, 2022 and 2021 is as follows
:

(in thousands)	2022 $	2021 $
Leases of low value assets	32	8
Variable lease payments	136	183

	168	191

Summary of disclosure in tabular form of nature of companies leases
The nature of the Company’s leases by type of
right-of-use
asset as at April 30, 2022 is as follows:

Right-of-use asset type	No. of right-of-use assets leased	Range of remaining term	Average remaining lease term	No. of leases with extension options	No. of leases with options to purchase	No. of leases with variable payments linked to an index	No. of leases with termination options
Lab and office facilities	4	0.5 - 2.0 years	1.5 years	3	—	2	1
Automobiles	2	1.0 - 2.5 years	2.0 years	—	—	—	—
Lab equipment	1	1.0 years	1.0 years	—	1	—	—